Note 10 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Interest rate swap contract, current portion	$ 93,682	$ 120,675
Interest rate swap contract, long-term portion	0	144,523
Interest Rate Swap [Member]
Interest rate swap contract, current portion	93,682	120,675
Interest rate swap contract, long-term portion	11,109	144,523
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contract, current portion	0	0
Interest rate swap contract, long-term portion	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contract, current portion	93,682	120,675
Interest rate swap contract, long-term portion	11,109	144,523
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contract, current portion	0	0
Interest rate swap contract, long-term portion	$ 0	$ 0